Other disclosures on cash flows	12 Months Ended
Dec. 31, 2021
Other disclosures on cash flows
Other disclosures on cash flows

27.        Other disclosures on cash flows

Non-cash transactions

In the year ended December 31, 2021:

●	The amount of R$ 25,322 (2020 R$ 51,991, 2019 - R$ 39,762) regarding additions on right-of-use assets, was also added in the lease liabilities line item.
●	The amount of R$ 3,395 (2020 R$ 2,878, 2019 - R$ 1,389) regarding provision for contingencies of responsibility of the sellers of subsidiaries acquired in prior years, was reversed to the indemnification assets line item in non-current assets.